SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2021 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 98.5%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	2,200	$840,840

Airlines — 1.2%
Delta Air Lines, Inc.*	13,800	657,984
Southwest Airlines Co.*	10,600	651,476
		1,309,460
Apparel — 0.9%
NIKE, Inc., Class B	7,100	968,866

Auto Manufacturers — 2.0%
Honda Motor Co., Ltd., (Japan) SP ADR	67,500	2,110,050

Auto Parts & Equipment — 0.4%
Gentex Corp.	13,200	468,600

Banks — 11.5%
Bank of America Corp.	48,200	2,043,198
Canadian Imperial Bank of Commerce, (Canada)	6,300	742,581
JPMorgan Chase & Co.	12,400	2,036,576
Royal Bank of Canada, (Canada)	32,600	3,390,074
Shinhan Financial Group Co., Ltd., (South Korea) ADR	29,300	1,117,502
Toronto-Dominion Bank, (The), (Canada)	30,400	2,191,840
Westpac Banking Corp. SP ADR	20,800	425,568
		11,947,339
Beverages — 0.5%
PepsiCo, Inc.	3,500	517,790

Biotechnology — 3.4%
Exelixis, Inc.*	32,600	735,130
Incyte Corp.*	7,200	603,216
Regeneron Pharmaceuticals, Inc.*	700	351,701
Vertex Pharmaceuticals, Inc.*	9,000	1,877,670
		3,567,717
Building Materials — 0.8%
Johnson Controls International PLC, (Ireland)	12,500	831,750

Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,800	539,388
Linde PLC, (Ireland)	1,900	571,140
		1,110,528
Commercial Services — 0.3%
Verisk Analytics, Inc.	1,900	328,377

Computers — 3.0%
Apple, Inc.	15,100	1,881,611
Check Point Software Technologies Ltd., (Israel)*	10,600	1,239,988
		3,121,599
Cosmetics & Personal Care — 1.2%
Procter & Gamble Co., (The)	9,800	1,321,530

Diversified Financial Services — 2.5%
Cboe Global Markets, Inc.	4,100	456,330
ORIX Corp., (Japan) SP ADR	19,100	1,682,519
T Rowe Price Group, Inc.	2,900	554,915
		2,693,764
Electric — 4.4%
Algonquin Power & Utilities Corp., (Canada)	62,300	951,944
Duke Energy Corp.	20,500	2,054,510
Fortis, Inc., (Canada)	20,000	913,000
Xcel Energy, Inc.	9,800	694,624
		4,614,078
Food — 1.6%
General Mills, Inc.	9,800	616,028
Kellogg Co.	8,000	523,920
Kroger Co., (The)	13,800	510,324
		1,650,272
Healthcare-Products — 2.4%
Medtronic PLC, (Ireland)	10,400	1,316,536
STERIS PLC, (Ireland)	5,900	1,126,074
		2,442,610
Home Furnishings — 2.5%
Dolby Laboratories, Inc., Class A	26,500	2,584,810

Household Products & Wares — 1.3%
Clorox Co., (The)	7,500	1,325,475

Insurance — 0.9%
China Life Insurance Co. Ltd. ADR	41,100	439,770
Chubb Ltd., (Switzerland)	2,820	479,372
		919,142
Internet — 7.0%
Alphabet, Inc., Class C*	1,100	2,652,716
Amazon.com, Inc.*	1,100	3,545,377
Yandex NV, Class A (Russia)*	15,700	1,060,378
		7,258,471
Media — 1.9%
Charter Communications, Inc., Class A*	800	555,624
Thomson Reuters Corp., (Canada)	14,400	1,410,768
		1,966,392
Oil & Gas — 2.3%
Chevron Corp.	5,800	601,982
Exxon Mobil Corp.	17,100	998,127
TOTAL SE SP ADR	16,600	775,054
		2,375,163
Pharmaceuticals — 9.6%
CVS Health Corp.	12,100	1,045,924
Eli Lilly & Co.	2,170	433,436
GlaxoSmithKline PLC, (United Kingdom) SP ADR	26,100	1,011,897
Merck & Co., Inc.	11,500	872,735
Novartis AG, (Switzerland) SP ADR	11,100	981,018
Novo Nordisk, (Denmark) SP ADR	26,600	2,098,740
Sanofi, (France) ADR	31,970	1,708,157
Takeda Pharmaceutical Co., Ltd., (Japan) SP ADR	111,900	1,912,371
		10,064,278
REITS — 1.2%
Alexandria Real Estate Equities, Inc.	4,000	713,040
Equinix, Inc.	700	515,704
		1,228,744
Retail — 7.9%
Costco Wholesale Corp.	4,900	1,853,523
Dollar General Corp.	8,300	1,684,568
Starbucks Corp.	3,200	364,416
Target Corp.	14,200	3,222,264
Wal-Mart Stores, Inc.	7,660	1,087,950
		8,212,721
Semiconductors — 4.4%
Marvell Technology, Inc.	25,000	1,207,500
QUALCOMM, Inc.	1,800	242,172
Taiwan Semiconductor Manufacturing Co., Ltd., (China) SP ADR	27,000	3,168,720
		4,618,392
Software — 11.8%
Activision Blizzard, Inc.	16,500	1,604,625
Adobe Systems, Inc.*	4,900	2,472,442
Citrix Systems, Inc.	2,200	252,912
Electronic Arts, Inc.	2,700	385,911
Microsoft Corp.	16,200	4,044,816
Salesforce.com, Inc.*	6,400	1,523,840
ServiceNow, Inc.*	4,000	1,895,520
Tyler Technologies, Inc.*	400	161,264
		12,341,330
Telecommunications — 9.5%
Chunghwa Telecom Co., Ltd., (China) SP ADR	38,500	1,577,345
Nice Ltd., (Isreal) SP ADR	8,500	1,890,060
Orange SA, (France) SP ADR	169,600	2,170,880
SK Telecom Co., Ltd., (South Korea) SP ADR	92,400	2,960,496
Verizon Communications, Inc.	12,600	711,774
Vodafone Group PLC, (United Kingdom) SP ADR	35,200	650,144
		9,960,699
Transportation — 0.2%
Expeditors International of Washington, Inc.	2,000	251,380

TOTAL COMMON STOCKS
(Cost $89,902,439)		102,952,167

SHORT-TERM INVESTMENTS - 1.3%
U.S. Bank Money Market Deposit Account, 0.01%(a)	1,350,115	1,350,115
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,350,115)		1,350,115
TOTAL INVESTMENTS - 99.8%
(Cost $91,252,554)		104,302,282
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		214,723
NET ASSETS - 100.0%		$104,517,005

*	Non-income producing security
(a)	The rate shown is as of May 31, 2021.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Global Equity Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued  using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Global Equity Fund
Common Stocks	$102,952,167	$102,952,167	$-	$-
Short-Term Investments	1,350,115	1,350,115	-	-
Total Investments*	$104,302,282	$104,302,282	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.